Warrants (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Warrants
Schedule of number of warrants outstanding, exercise price, and expiration dates

The following table presents the number of warrants outstanding, their exercise price, and expiration dates as of March 31, 2024:

Warrants Issued	Exercise Price	Expiration Date
6,899,996	$11.50	March 2028
5,910,000	$11.50	March 2028
3,782,000	$0.001	N/A

The following table presents the number of warrants outstanding, their exercise price, and expiration dates as of December 31, 2023:

Warrants Issued	Exercise Price	Expiration Date
6,899,996	$11.50	March 2028
5,910,000	$11.50	March 2028
3,782,000	$0.001	N/A